Segment Information (Details) - segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Number of operating segments	1
Number of reportable segment	1
Revenue | PRC | Customer concentration risk
Segment Information
Concentration risk percentage	99.90%	99.40%	98.50%